Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade receivables.
Schedule of trade receivables

	At March 31,
	2025	2024	2023
	€M	€M	€M
Trade receivables	73.5	76.4	59.7
	73.5	76.4	59.7